Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
ASSETS:
Leasing equipment, net of accumulated depreciation of $4,776,458 and $4,482,185	$ 8,639,136	$ 8,768,917
Net investment in finance leases	1,585,812	1,507,292
Equipment held for sale	101,696	185,502
Revenue earning assets	10,326,644	10,461,711
Cash and cash equivalents	58,227	57,776
Restricted cash	111,489	91,450
Accounts receivable, net of allowances of $1,317 and $738	232,420	243,443
Goodwill	236,665	236,665
Other assets	33,782	46,217
Fair value of derivative instruments	104,176	95,606
Total assets	11,103,403	11,232,868
LIABILITIES AND SHAREHOLDERS' EQUITY:
Equipment purchases payable	4,855	31,597
Fair value of derivative instruments	697	1,827
Deferred revenue	184,760	259,023
Accounts payable and other accrued expenses	87,694	116,888
Net deferred income tax liability	410,524	415,901
Debt, net of unamortized costs of $48,743 and $43,924	7,605,720	7,470,634
Total liabilities	8,294,250	8,295,870
Shareholders' equity:
Undesignated shares, $0.01 par value, 20,800,000 and 800,000 shares authorized, no shares issued and outstanding	0	0
Additional paid-in capital (deficit)	(304,274)	(308,114)
Accumulated earnings	2,289,072	2,428,531
Accumulated other comprehensive income (loss)	93,343	85,569
Total shareholders' equity	2,809,153	2,936,998
Total liabilities and shareholders' equity	11,103,403	11,232,868
Preferred Shares
Shareholders' equity:
Preferred shares, $0.01 par value, at liquidation preference	730,000	730,000
Designated Common Stock
Shareholders' equity:
Common shares, $0.01 par value, 250,000,000 and 270,000,000 shares authorized, 101,158,891 shares issued and outstanding	$ 1,012	$ 1,012